Inventories (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 1,647,667	$ 1,696,353
Work in process		40,143
Finished goods	381,739	234,239
Total	$ 2,029,406	$ 1,970,735